Subsequent Events (Details) $ in Millions		Aug. 20, 2026	Jul. 27, 2026 shares	Jul. 21, 2026 $ / shares shares	Jul. 17, 2026 SGD ($) shares	Jul. 17, 2026 $ / shares shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares
Subsequent Event [Line Items]
Reserve stock split		50-to-1
Common Class A [Member]
Subsequent Event [Line Items]
Share authorized	[1]						675,000,000,000	675,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]						$ 0.5	$ 0.5
Common Class B [Member]
Subsequent Event [Line Items]
Share authorized	[1]						75,000,000,000	75,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]						$ 0.5	$ 0.5
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceed | $					$ 1.6
Cancelling Paid-up Capital | $ / shares				$ 0.0099999
Subsequent Event [Member] | August 2026 Reverse Stock Split [Member]
Subsequent Event [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000001
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share authorized				7,500,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share authorized				1,000,000,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares issued (in Shares)					106,667
Warrant shares			240,000			106,667
Warrant to purchase share (per share) | $ / shares						$ 15
Share authorized				90,000,000,000,000
Sale of stock			160,000
Subsequent Event [Member] | Common Class A [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of shares issued (in Shares)					1
Subsequent Event [Member] | Common Class A [Member] | Additional Shares [Member]
Subsequent Event [Line Items]
Share authorized				89,325,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.01
Subsequent Event [Member] | Common Class A [Member] | August 2026 Reverse Stock Split [Member]
Subsequent Event [Line Items]
Number of shares issued (in Shares)				445,223
Subsequent Event [Member] | Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share authorized				675,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.01
Subsequent Event [Member] | Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share authorized				90,000,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.01
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Share authorized				10,000,000,000,000
Subsequent Event [Member] | Common Class B [Member] | Additional Shares [Member]
Subsequent Event [Line Items]
Share authorized				9,925,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.01
Subsequent Event [Member] | Common Class B [Member] | August 2026 Reverse Stock Split [Member]
Subsequent Event [Line Items]
Number of shares issued (in Shares)				16,831
Subsequent Event [Member] | Common Class B [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share authorized				75,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.01
Subsequent Event [Member] | Common Class B [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share authorized				10,000,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.01
Subsequent Event [Member] | Class A Ordinary Shares and Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				0.01
Shares Issued, Price Per Share | $ / shares				0.0000001
Subsequent Event [Member] | Class A Ordinary Shares and Class B Ordinary Shares [Member] | August 2026 Reverse Stock Split [Member]
Subsequent Event [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0000001

[1]	The shares and per share information are presented on a retroactive basis to reflect the reverse stock split of 50-to-1 on August 20, 2026.